UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period: N/A

Date of Report (Date of earliest event reported): N/A

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: N/A

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga 1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga 1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga 1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Diamond Resorts Owner Trust 2021-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of securitizer: 0001843469

Central Index Key Number of issuing entity (if applicable): Not Applicable

Central Index Key Number of underwriter (if applicable): Not Applicable

David LaGassa (702) 684-8000

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Seller.

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated April 5, 2021, obtained by the seller, with respect to certain agreed-upon procedures performed by the Independent Accountants.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 5, 2021

Diamond Resorts Seller 2021-1, LLC (Seller)

By:	/s/ Dave LaGassa
Name: Dave LaGassa
Title: Senior Vice President

EXHIBIT INDEX

Exhibit No.	Description

Exhibit 99.1	Independent Accountant’s Report on Applying Agreed-Upon Procedures, dated April 5, 2021

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